Stock Options - Schedule of Stock Option Activity (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning		164,289	59,525
Number of Options, Granted	[1]	92,574	109,526
Number of Options, Exercised		(6,350)
Number of Options, Forfeited		(29,365)	(4,762)
Number of Options, Expired		(14,286)
Number of Options Outstanding, Ending		206,862	164,289
Number of Options Exercisable		97,351
Weighted Average Exercise Price, Beginning		$ 3.15	$ 3.15
Weighted Average Exercise Price, Granted		3.64	3.15
Weighted Average Exercise Price, Exercised		3.15
Weighted Average Exercise Price, Forfeited		3.15	3.15
Weighted Average Exercise Price, Expired		3.15
Weighted Average Exercise Price, Ending		3.15	$ 3.15
Weighted Average Exercise Price, Exercisable		$ 3.27

[1]	Options that were granted on January 3, 2019 with vesting that commences before December 31, 2018.